16. Convertible Notes And Warrants Derivative Financial Instruments (Details 2) (CNY)	12 Months Ended
Dec. 31, 2012
Convertible Notes And Warrants Derivative Financial Instruments Details 2
Balance as of December 31, 2011	3,168
Change in Fair Value of Derivative Liability	(3,168)
Balance as of December 31, 2012